SDIT INTERMEDIATE-DURATION GOVERNMENT FUND (Prospectus Summary) | SDIT INTERMEDIATE-DURATION GOVERNMENT FUND
INTERMEDIATE-DURATION GOVERNMENT FUND
Investment Goal
Preserve principal value and maintain a high degree of liquidity while providing current income.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	SDIT INTERMEDIATE-DURATION GOVERNMENT FUND CLASS A
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	0.25%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SDIT INTERMEDIATE-DURATION GOVERNMENT FUND CLASS A
Management Fees	0.09%
Distribution (12b-1) Fees	none
Other Expenses	0.63%
Total Annual Fund Operating Expenses	0.72%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SDIT INTERMEDIATE-DURATION GOVERNMENT FUND CLASS A	74	230	401	894

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 590%
of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Intermediate-Duration Government Fund invests at least 80% of its net assets in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, including mortgage-backed securities, and repurchase agreements collateralized by such obligations. The Fund may invest in securities issued by various entities sponsored by the U.S. government, such as the Federal
National Mortgage Association (FNMA or Fannie Mae) and the Federal Home Loan
Mortgage Corporation (FHLMC or Freddie Mac). These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the United States Government. In addition, the Fund may enter into dollar roll transactions with selected banks and broker-dealers and invest in futures contracts. The Fund will primarily use futures contracts for hedging purposes to manage the Fund's exposure to interest rate risk. There may also be times when the Fund utilizes futures contracts to take an active position on interest rates to either add or reduce the interest rate sensitivity of the Fund.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks attractively-valued securities with acceptable maturities that offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads, and the duration of the Fund's entire portfolio. Duration measures the price sensitivity of a fixed income security to changes in interest rates. For example, a five year duration means that the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. While the Fund may invest in securities with any maturity or duration, the Sub-Adviser will strive to maintain a portfolio duration of two and a half to five years under normal market conditions.

Principal Risks
Fixed Income Market Risk - The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Interest Rate Risk - The risk that the Fund's yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in the value of such securities.

U.S. Government Securities Risk - Although the U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S.
Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund is also subject to the following additional risks:

Credit Risk - The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Derivatives Risk - The Fund's use of derivative instruments involves risks different from or possibly greater than the risks associated with investing directly in securities and other traditional investments. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. The Fund's use of derivatives is subject to liquidity risk, market risk, leverage risk and correlation risk. The leverage, liquidity and market risks relating to the Fund's use of derivatives are discussed elsewhere in this section. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. The primary risks of futures include leverage risk, market risk, correlation risk and liquidity risk.

Dollar Rolls Risk - The Fund's investments in dollar rolls may subject the Fund to leverage risk and liquidity risk, both of which are discussed elsewhere in this section.

Extension Risk - The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Investment Style Risk - The risk that intermediate-duration U.S. Government securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Leverage Risk - Leverage risk is the risk that a small percentage of the Fund's assets can have a disproportionately larger impact on the Fund. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk - The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Market Risk - The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Mortgage-Backed Securities Risk - Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Opportunity Risk - The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk - Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk - The risk that, with declining interest rates, fixed income securities with stated interests may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Loss of money is a risk of investing in the Fund.

Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and
10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for the last ten years. The performance information shown is based on full calendar years.

Best Quarter: 6.58% (12/31/08)

Worst Quarter: -2.62% (06/30/04)

The Fund's Class A total return from January 1, 2011 to March 31, 2011 was
0.49%.

Average Annual Total Returns (for the periods ended December 31, 2010)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Total Returns SDIT INTERMEDIATE-DURATION GOVERNMENT FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
CLASS A	Fund Return Before Taxes	5.94%	6.63%	5.61%	6.47%	[1]	Feb. 17, 1987
CLASS A After Taxes on Distributions	Fund Return After Taxes on Distributions	4.69%	5.06%	4.05%	4.38%	[1]	Feb. 17, 1987
CLASS A After Taxes on Distributions and Sales	Fund Return After Taxes on Distributions and Sale of Fund Shares	4.04%	4.79%	3.92%	4.31%	[1]	Feb. 17, 1987
BofA Merrill Lynch 3-5 Year U.S. Treasury Bond Index Return	BofA Merrill Lynch 3-5 Year U.S. Treasury Bond Index Return (reflects no deduction for fees, expenses or taxes)	5.70%	6.02%	5.50%	6.74%	[1]	Feb. 17, 1987
[1]	Index returns are shown from February 28, 1987.